Average Annual Total Returns - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom 2030 Fund	Sep. 08, 2023
Fidelity Freedom 2030 Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(16.86%)
Past 5 years	4.02%
Since Inception	4.89%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	10.35%	[1]
F0203
Average Annual Return:
Past 1 year	(16.76%)
Past 5 years	4.16%
Since Inception	5.05%	[1]

[1]	AFrom July 20, 2017.